Debt - Schedule of Payments Due Under the Term Loan (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Payments Due Under the Term Loans [Line Items]
Term Loan payable		$ 5,855,000
Less: Current portion of Term Loan payable		(5,855,000)
Total long-term portion of Term Loan payable
Revolving Line of Credit [Member]
Schedule of Payments Due Under the Term Loans [Line Items]
December 31, 2026 (remainder of year)	$ 5,331,000
Term Loan payable	5,331,000
Less: Current portion of Term Loan payable	(5,331,000)
Total long-term portion of Term Loan payable